Intangible assets, net (Components of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets by Major Class [Line Items]
Provision for impairment	$ (256)	$ (311)
Total	167,696
Gross Carrying Amount - Total Intangible Assets	260,424	244,980
Accumulated Amortization - Total Intangible Assets	(84,717)	(63,592)
Net Carrying Amount - Total Intangible Assets	175,451	181,077
Amortization expense	21,278	19,741	13,115
Minimum [Member]
Intangible Assets by Major Class [Line Items]
Finite Lived Intangible Asset Useful Life	1 year
Maximum [Member]
Intangible Assets by Major Class [Line Items]
Finite Lived Intangible Asset Useful Life	20 years
Other intangible assets [Member]
Intangible Assets by Major Class [Line Items]
Usefull lives	Indefinite
Gross Carrying Amount - Indefinite-Lived Intangible Assets	7,755	7,879
Net Carrying Amount - Indefinite-Lived Intangible Assets	7,755	7,879
Trade Names [Member]
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	18,420	17,598
Accumulated Amortization - Finite-Lived Intangible Assets	(3,089)	(2,029)
Provision for impairment
Total	15,331	15,569
Trade Names [Member] | Minimum [Member]
Intangible Assets by Major Class [Line Items]
Finite Lived Intangible Asset Useful Life	5 years
Trade Names [Member] | Maximum [Member]
Intangible Assets by Major Class [Line Items]
Finite Lived Intangible Asset Useful Life	20 years
Technologies [Member]
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	104,766	100,872
Accumulated Amortization - Finite-Lived Intangible Assets	(36,532)	(29,568)
Provision for impairment	(256)	(311)
Total	67,978	70,993
Technologies [Member] | Minimum [Member]
Intangible Assets by Major Class [Line Items]
Finite Lived Intangible Asset Useful Life	1 year
Technologies [Member] | Maximum [Member]
Intangible Assets by Major Class [Line Items]
Finite Lived Intangible Asset Useful Life	15 years
Core Technologies [Member]
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	60,083	54,548
Accumulated Amortization - Finite-Lived Intangible Assets	(20,166)	(13,386)
Provision for impairment
Total	39,917	41,162
Core Technologies [Member] | Minimum [Member]
Intangible Assets by Major Class [Line Items]
Finite Lived Intangible Asset Useful Life	3 years
Core Technologies [Member] | Maximum [Member]
Intangible Assets by Major Class [Line Items]
Finite Lived Intangible Asset Useful Life	7 years
Customer Relationships [Member]
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	69,118	63,800
Accumulated Amortization - Finite-Lived Intangible Assets	(24,817)	(18,552)
Provision for impairment
Total	44,301	45,248
Customer Relationships [Member] | Minimum [Member]
Intangible Assets by Major Class [Line Items]
Finite Lived Intangible Asset Useful Life	3 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets by Major Class [Line Items]
Finite Lived Intangible Asset Useful Life	13 years
Lease Agreement [Member]
Intangible Assets by Major Class [Line Items]
Finite Lived Intangible Asset Useful Life	5 years
Gross Carrying Amount - Finite-Lived Intangible Assets	282	283
Accumulated Amortization - Finite-Lived Intangible Assets	(113)	(57)
Provision for impairment
Total	$ 169	$ 226